Summary of Significant Accounting Policies: - Goodwill (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 26, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Goodwill [Roll Forward]
Goodwill		$ 815,850	$ 800,620
Other		350
Goodwill	$ 816,200	816,200	815,850	$ 800,620
Percentage of fair value exceeds carrying value	5.00%
Impairment charges		0	0	$ 0
Hardware and Protective Solutions
Goodwill [Roll Forward]
Goodwill		565,780
Other		(202)
Goodwill	$ 565,578	565,578	565,780
Robotics and Digital Solutions
Goodwill [Roll Forward]
Goodwill		220,936
Goodwill	220,936	220,936	220,936
Canada
Goodwill [Roll Forward]
Goodwill		29,134
Other		552
Goodwill	$ 29,686	$ 29,686	$ 29,134